Financial assets and liabilities - Financial assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Financial assets
Total financial assets		$ 497,403	$ 867,809
Current	$ 25,204	497,403	543,528
Non-current			324,281
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Financial assets
Total financial assets		$ 497,403	$ 867,809